UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blenheim Capital Management, L.L.C.
           -----------------------------------------------------
Address:   2 Worlds Fair Drive, 3rd Floor
           Somerset, New Jersey 08873
           -----------------------------------------------------

Form 13F File Number: 28-12313
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Joseph F. Esposito
        -------------------------
Title:  Senior Vice President
        -------------------------
Phone:  (732) 302-0238
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito              Somerset, New Jersey              08/14/2007
----------------------              --------------------              ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-122205   Summit Global Management, Inc.
---------   ---------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          36*
                                         -----------
Form 13F Information Table Value Total:    $493,186*
                                         -----------
                                         (thousands)

*Blenheim has requested Confidential Treatment from the Commission on 6 securities. The Entry Total and the Table Total Value listed above does not reflect these 6 entries. Upon rejection of Blenheim's request, or upon the expiration of the period of Confidential Treatment, Blenheim will file an Amended 13F consistent with SEC regulations supplying the information on those 6 entries.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- -------- ------ ----
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONFIDEN    CONFID  CONFID CON CON  CONFID  CONFIDE       CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONFIDEN    CONFID  CONFID CON CON  CONFID  CONFIDE       CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONFIDEN    CONFID  CONFID CON CON  CONFID  CONFIDE       CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONFIDEN    CONFID  CONFID CON CON  CONFID  CONFIDE       CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONFIDEN    CONFID  CONFID CON CON  CONFID  CONFIDE       CON      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONFIDEN    CONFID  CONFID CON CON  CONFID  CONFIDE       CON      0    0
REQUESTED
ALPHA NAT RES INC              COMMON STOCK     02076X102    11435  550000 SH       SOLE             11434500      0    0
ANDERSONS INC COM              COMMON STOCK     034164103    16024  353500 SH       SOLE             16024155      0    0
ARCH COAL INC COM              COMMON STOCK     039380100    39150 1125000 SH       SOLE             39150000      0    0
CARPENTER TECHNOLOGY CORP COM  COMMON STOCK     144285103     6516   50000 SH       SOLE              6515500      0    0
CENTERPOINT ENERGY INC         COMMON STOCK     15189T107     7948  456800 SH       SOLE              7948320      0    0
CLEVELEAND CLIFFS INC COM      COMMON STOCK     185896107     6990   90000 SH       SOLE              6990300      0    0
COMPANHIA DE SANEAMENTO BASICO SPONSORED ADR    20441A102     7494  170000 SH       SOLE              7493600      0    0
CONSTELLATION ENGY GRP INC COM COMMON STOCK     210371100     6424   73700 SH       SOLE              6424429      0    0
DEVON ENERGY CORP NEW COM      COMMON STOCK     25179M103    15658  200000 SH       SOLE             15658000      0    0
DOMINION RES INC VA NEW COM    COMMON STOCK     25746U109     6042   70000 SH       SOLE              6041700      0    0
DOW CHEMICAL CO COM            COMMON STOCK     260543103    77385 1750000 SH       SOLE             77385000      0    0
DPL INC COM                    COMMON STOCK     233293109    10126  357311 SH       SOLE             10126194      0    0
DU PONT E I DE NEMOURS & CO    COMMON STOCK     263534109    15252  300000 SH       SOLE             15252000      0    0
EAGLE MATLS INC                COMMON STOCK     26969P108    29430  600000 SH       SOLE             29430000      0    0
EDISON INTL COM                COMMON STOCK     281020107    11103  197844 SH       SOLE             11103005      0    0
ENTERGY CORP NEW COM           COMMON STOCK     29364G103     9125   85000 SH       SOLE              9124750      0    0
EXELON CORP COM                COMMON STOCK     30161N101     5445   75000 SH       SOLE              5445000      0    0
FPL GROUP INC COM              COMMON STOCK     302571104    11235  198000 SH       SOLE             11234520      0    0
FREEPORT MCMORAN COPPER & GOLD CLASS B          35671D857     7454   90000 SH       SOLE              7453800      0    0
FREIGHTCAR AMER INC            COMMON STOCK     357023100     9568  200000 SH       SOLE              9568000      0    0
HALLIBURTON CO COM             COMMON STOCK     406216101     6900  200000 SH       SOLE              6900000      0    0
HESS CORP                      COMMON STOCK     42809H107     5896  100000 SH       SOLE              5896000      0    0
HUANENG PWR INTL INC SPON ADR  ADR              443304100     4575   98500 SH       SOLE              4575325      0    0
PATTERSON UTI ENERGY INC COM   COMMON STOCK     703481101    10484  400000 SH       SOLE             10484000      0    0
PEABODY ENERGY CORP COM        COMMON STOCK     704549104    58056 1200000 SH       SOLE             58056000      0    0
PENTAIR INC COM                COMMON STOCK     709631105     3857  100000 SH       SOLE              3857000      0    0
PG&E CORP COM                  COMMON STOCK     69331C108    11112  245300 SH       SOLE             11112090      0    0
PPL CORP COM                   COMMON STOCK     69351T106     6948  148500 SH       SOLE              6948315      0    0
PUBLIC SVC ENTERPRISE GROUP    COMMON STOCK     744573106    12553  143000 SH       SOLE             12552540      0    0
RELIANCE STL & ALUM CO         COMMON STOCK     759509102     5907  105000 SH       SOLE              5907300      0    0
TECK COMINCO LTD CL B SUB VTG  CLASS B          878742204     5950  140000 SH       SOLE              5950000      0    0
UNIVERSAL FST PRODS INC        COMMON STOCK     913543104     4226  100000 SH       SOLE              4226000      0    0
USG CORP NEW COM               COMMON STOCK     903293405    26972  550000 SH       SOLE             26972000      0    0
WATTS WATER TECHNOLOGIES INC   CLASS A          942749102     8659  231100 SH       SOLE              8659317      0    0
WISCONSIN ENERGY CORP COM      COMMON STOCK     976657106     6957  157300 SH       SOLE              6957379      0    0
WORTHINGTON INDS INC COM       COMMON STOCK     981811102     4330  200000 SH       SOLE              4330000      0    0

8
THE INFORMATION APPEARING ON THIS TABLE INCLUDES ALL SECURITY POSITIONS THAT BLENHEIM IS REQUIRED TO REPORT ON ITS FORM 13F EXCLUSIVE OF THOSE FOR WHICH IT IS REQUESTING CONFIDENTIAL TREATMENT